Prepayments and other current assets, net	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets, net	Prepayments and other current assets, net
Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2025
	US$	US$
Prepayments to suppliers	22,849	13,222
Receivables from partial sale of equity interest in SiEngine (refer to Note 9)	17,947	—
Contract cost assets	9,525	2,724
Deductible VAT	4,083	5,221
Others	7,127	15,216
Prepayments and other current assets, net	61,531	36,383
A reversal of provision of US$185 was recorded for prepayments and other current assets for the year ended December 31, 2023. No provision was made for prepayments and other current assets as of December 31, 2024 and 2025, respectively